UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08876

Senior Debt Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Senior Debt Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 123.3% (1)

Principal
Amount*		Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
		Atlantic Inertial Systems, Inc.
GBP	841,403	Term Loan, 9.00%, Maturing July 20, 2014	$1,583,399
		AWAS Capital, Inc.
5,527,554		Term Loan, 4.56%, Maturing March 22, 2013	4,753,697
		Colt Defense, LLC
1,475,856		Term Loan, 5.71%, Maturing July 9, 2014	1,394,684
		DAE Aviation Holdings, Inc.
569,176		Term Loan, 6.55%, Maturing July 31, 2014	539,294
574,468		Term Loan, 6.55%, Maturing July 31, 2014	544,309
		Evergreen International Aviation
2,731,855		Term Loan, 8.50%, Maturing October 31, 2011	2,451,840
		Hawker Beechcraft Acquisition
186,335		Term Loan, 4.80%, Maturing March 26, 2014	174,209
3,583,415		Term Loan, 4.80%, Maturing March 26, 2014	3,350,214
		Hexcel Corp.
1,531,348		Term Loan, 4.91%, Maturing March 1, 2012	1,508,378
		IAP Worldwide Services, Inc.
581,421		Term Loan, 8.25%, Maturing December 30, 2012	468,044
		Jet Aviation Holding, AG
976,613		Term Loan, 3.63%, Maturing May 15, 2013	966,847
		Spirit AeroSystems, Inc.
2,688,752		Term Loan, 4.54%, Maturing December 31, 2011	2,623,213
		TransDigm, Inc.
3,000,000		Term Loan, 4.80%, Maturing June 23, 2013	2,919,000
		Vought Aircraft Industries, Inc.
2,000,000		Revolving Loan, 0.00%, Maturing December 22, 2009 (2)	1,880,000
1,000,000		Term Loan, 4.95%, Maturing December 17, 2011	947,500
2,203,376		Term Loan, 4.97%, Maturing December 17, 2011	2,111,109
		Wesco Aircraft Hardware Corp.
1,000,000		Term Loan - Second Lien, 8.56%, Maturing September 29, 2014	976,875
			$29,192,612
Air Transport — 0.5%
		Delta Air Lines, Inc.
4,957,481		Term Loan - Second Lien, 5.71%, Maturing April 30, 2014	$3,343,821
		Northwest Airlines, Inc.
6,385,500		DIP Loan, 4.47%, Maturing August 21, 2008	4,988,672
			$8,332,493
Automotive — 4.4%
		Accuride Corp.
5,855,002		Term Loan, 6.03%, Maturing January 31, 2012	$5,623,244
		Adesa, Inc.
10,617,750		Term Loan, 5.06%, Maturing October 18, 2013	9,492,268
		Allison Transmission, Inc.
4,962,500		Term Loan, 5.32%, Maturing September 30, 2014	4,455,084
		CSA Acquisition Corp.
924,891		Term Loan, 5.31%, Maturing December 23, 2011	862,461
1,200,004		Term Loan, 5.31%, Maturing December 23, 2011	1,119,004
		Dayco Products, LLC
4,575,206		Term Loan, 7.38%, Maturing June 21, 2011	3,282,710
		Federal-Mogul Corp.
3,584,171		Term Loan, 4.40%, Maturing December 27, 2014	2,831,495
2,774,851		Term Loan, 4.40%, Maturing December 27, 2015	2,264,972
		Financiere Truck (Investissement)
EUR	475,962	Term Loan, 6.97%, Maturing February 15, 2012	660,931
		Ford Motor Co.
4,949,625		Term Loan, 5.46%, Maturing December 15, 2013	3,910,204

		Fraikin, Ltd.
GBP	596,292	Term Loan, 7.96%, Maturing February 15, 2012	$1,057,170
GBP	690,864	Term Loan, 8.08%, Maturing February 15, 2012 (2)	1,224,836
		General Motors Corp.
8,274,312		Term Loan, 5.16%, Maturing November 29, 2013	6,540,843
		Goodyear Tire & Rubber Co.
3,799,293		Term Loan - Second Lien, Maturing April 30, 2010 (3)	3,479,952
8,000,000		Term Loan - Second Lien, 4.54%, Maturing April 30, 2010	7,401,946
		HLI Operating Co., Inc.
EUR	109,091	Term Loan, 4.31%, Maturing May 30, 2014	148,082
EUR	1,867,273	Term Loan, 7.49%, Maturing May 30, 2014	2,534,669
		Keystone Automotive Operations, Inc.
4,506,526		Term Loan, 6.00%, Maturing January 12, 2012	3,616,487
		Kwik Fit Group Ltd.
GBP	2,500,000	Term Loan, 7.65%, Maturing August 31, 2013	3,582,953
		Locafroid Services S.A.S.
EUR	714,174	Term Loan, 7.07%, Maturing February 15, 2012 (2)	991,718
		Tenneco Automotive, Inc.
3,125,000		Term Loan, 3.96%, Maturing March 17, 2014	2,828,125
		TriMas Corp.
375,000		Term Loan, 4.88%, Maturing August 2, 2011	337,500
1,596,563		Term Loan, 4.87%, Maturing August 2, 2013	1,436,906
		United Components, Inc.
2,779,297		Term Loan, 4.70%, Maturing June 30, 2010	2,682,022
			$72,365,582
Beverage and Tobacco — 0.5%
		Beverage Packaging Holdings
EUR	412,389	Term Loan, 6.72%, Maturing May 11, 2015	$599,597
EUR	412,389	Term Loan, 6.97%, Maturing May 11, 2016	599,597
		Culligan International Co.
EUR	3,000,000	Term Loan - Second Lien, 9.44%, Maturing May 31, 2013	2,457,394
		Liberator Midco, Ltd.
EUR	875,000	Term Loan, 6.73%, Maturing October 27, 2013	1,317,246
EUR	855,249	Term Loan, 7.11%, Maturing October 27, 2014	1,287,512
		Van Houtte, Inc.
1,742,400		Term Loan, 5.30%, Maturing July 11, 2014	1,648,746
237,600		Term Loan, 5.30%, Maturing July 11, 2014	224,829
			$8,134,921
Brokers, Dealers and Investment Houses — 0.4%
		AmeriTrade Holding Corp.
6,577,782		Term Loan, 3.96%, Maturing December 31, 2012	$6,405,089
			$6,405,089
Building and Development — 6.7%
		401 North Wabash Venture, LLC
4,543,907		Term Loan, 4.73%, Maturing May 7, 2009 (2)	$4,089,517
		AIMCO Properties, L.P.
9,000,000		Term Loan, 3.96%, Maturing March 23, 2011	8,595,000
		Banning Lewis Ranch Co., LLC
5,250,000		Term Loan, 4.62%, Maturing December 3, 2012 (2)	4,882,500
		Beacon Sales Acquisition, Inc.
1,965,000		Term Loan, 4.77%, Maturing September 30, 2013	1,768,500
		Brickman Group Holdings, Inc.
4,468,438		Term Loan, 4.80%, Maturing January 23, 2014	4,088,620
		Building Materials Corp. of America
5,459,853		Term Loan, 5.56%, Maturing February 22, 2014	4,758,605
		Capital Automotive (REIT)
3,000,130		Term Loan, 4.23%, Maturing December 16, 2010	2,852,374
		Epco/Fantome, LLC
4,692,000		Term Loan, 5.09%, Maturing November 23, 2010	4,410,480
		Financiere Daunou S.A.
1,411,871		Term Loan, 4.59%, Maturing May 31, 2015	807,120
1,430,448		Term Loan, 4.70%, Maturing February 28, 2016	817,740

Forestar USA Real Estate Group, Inc.
4,225,000	Term Loan, 6.46%, Maturing December 1, 2010 (2)	$3,971,500
4,225,000	Term Loan, 6.46%, Maturing December 1, 2010	4,140,500
Hearthstone Housing Partners II, LLC
5,976,667	Revolving Loan, 5.23%, Maturing December 1, 2009 (2)	4,738,301
Hovstone Holdings, LLC
2,205,000	Term Loan, 6.96%, Maturing February 28, 2009	1,831,693
LNR Property Corp.
1,718,000	Term Loan, 6.03%, Maturing July 3, 2011	1,385,854
Materis
EUR	823,329	Term Loan, 6.86%, Maturing April 27, 2014	1,080,899
EUR	876,671	Term Loan, 7.23%, Maturing April 27, 2015	1,150,929
Mueller Water Products, Inc.
4,392,695	Term Loan, 4.51%, Maturing May 24, 2014	4,125,475
NCI Building Systems, Inc.
2,183,847	Term Loan, 3.96%, Maturing June 18, 2010	2,129,251
Panolam Industries Holdings, Inc.
2,103,590	Term Loan, 5.55%, Maturing September 30, 2012	1,893,231
Realogy Corp.
9,945,000	Term Loan, 5.46%, Maturing September 1, 2014	8,179,763
2,677,500	Term Loan, 5.46%, Maturing September 1, 2014	2,202,243
South Edge, LLC
4,475,000	Term Loan, 7.25%, Maturing October 31, 2009	2,729,750
Stile Acquisition Corp.
1,604,226	Term Loan, 4.83%, Maturing April 6, 2013	1,416,732
1,601,497	Term Loan, 4.83%, Maturing April 6, 2013	1,414,322
Tousa/Kolter, LLC
4,643,600	Term Loan, 5.00%, Maturing March 31, 2031 (4) (5)	2,205,246
TRU 2005 RE Holding Co.
13,750,000	Term Loan, 5.47%, Maturing December 9, 2008	12,707,296
United Subcontractors, Inc.
2,677,081	Term Loan - Second Lien, 12.42%, Maturing June 27, 2013 (4)	1,338,540
WCI Communities, Inc.
6,220,272	Term Loan, 7.72%, Maturing December 23, 2010	5,660,448
Wintergames Acquisition ULC
9,204,074	Term Loan, 5.88%, Maturing April 24, 2009	8,789,891
$110,162,320
Business Equipment and Services — 8.0%
Activant Solutions, Inc.
2,234,154	Term Loan, 4.81%, Maturing May 1, 2013	$1,960,470
Affiliated Computer Services
1,940,045	Term Loan, 4.46%, Maturing March 20, 2013	1,883,358
6,419,000	Term Loan, 4.46%, Maturing March 20, 2013	6,231,443
Affinion Group, Inc.
6,764,971	Term Loan, 5.17%, Maturing October 17, 2012	6,491,551
Allied Security Holdings, LLC
3,601,910	Term Loan, 7.00%, Maturing June 30, 2010	3,439,824
Education Management, LLC
5,719,818	Term Loan, 4.56%, Maturing June 1, 2013	5,253,041
Info USA, Inc.
1,950,300	Term Loan, 4.81%, Maturing February 14, 2012	1,862,536
Intergraph Corp.
837,381	Term Loan, 4.65%, Maturing May 29, 2014	799,699
2,000,000	Term Loan - Second Lien, 8.65%, Maturing November 29, 2014	1,926,226
iPayment, Inc.
2,872,247	Term Loan, 4.64%, Maturing May 10, 2013	2,484,494
ista International GmbH
EUR	3,545,609	Term Loan, 7.12%, Maturing May 14, 2015	4,810,565
EUR	704,391	Term Loan, 7.12%, Maturing May 14, 2015	955,694
Kronos, Inc.
2,629,143	Term Loan, 5.05%, Maturing June 11, 2014	2,418,811
Language Line, Inc.
6,807,695	Term Loan, 6.06%, Maturing June 11, 2011	6,399,234

		Mitchell International, Inc.
	1,000,000	Term Loan - Second Lien, 8.06%, Maturing March 28, 2015	$955,000
		N.E.W. Holdings I, LLC
	4,735,414	Term Loan, 5.23%, Maturing May 22, 2014	4,250,034
		Protection One, Inc.
	3,178,116	Term Loan, 4.72%, Maturing March 31, 2012	2,955,647
		Quantum Corp.
	1,033,125	Term Loan, 6.30%, Maturing July 12, 2014	914,316
		Quintiles Transnational Corp.
	5,669,500	Term Loan, 4.81%, Maturing March 31, 2013	5,407,286
		RiskMetrics Group Holdings, LLC
	3,511,650	Term Loan, 4.80%, Maturing January 11, 2014	3,388,742
		Sabre, Inc.
	12,884,245	Term Loan, 4.66%, Maturing September 30, 2014	10,121,296
		Serena Software, Inc.
	1,540,000	Term Loan, 4.68%, Maturing March 10, 2013	1,414,875
		Sitel (Client Logic)
	5,057,454	Term Loan, 5.29%, Maturing January 29, 2014	4,399,985
		Solera Nederland Holdings
	2,614,860	Term Loan, 4.79%, Maturing May 15, 2014	2,457,969
		SunGard Data Systems, Inc.
	24,194,417	Term Loan, 4.51%, Maturing February 11, 2013	22,869,724
		TDS Investor Corp.
	3,960,000	Term Loan, 4.71%, Maturing August 23, 2013	3,318,480
	4,957,361	Term Loan, 4.71%, Maturing August 23, 2013	4,176,577
	994,697	Term Loan, 5.05%, Maturing August 23, 2013	838,033
EUR	1,052,910	Term Loan, 7.21%, Maturing August 23, 2013	1,390,222
		Transaction Network Services, Inc.
	1,893,291	Term Loan, 4.46%, Maturing May 4, 2012	1,779,694
		Valassis Communications, Inc.
	1,341,188	Term Loan, 4.56%, Maturing March 2, 2014	1,260,716
		VWR International, Inc.
	4,400,000	Term Loan, 4.96%, Maturing June 28, 2013	3,998,500
		West Corp.
	10,077,931	Term Loan, 4.95%, Maturing October 24, 2013	9,079,591
			$131,893,633
Cable and Satellite Television — 8.9%
		Atlantic Broadband Finance, LLC
	5,441,263	Term Loan, 5.06%, Maturing February 10, 2011	$5,241,749
		Bresnan Broadband Holdings, LLC
	3,000,000	Term Loan, 4.98%, Maturing March 29, 2014	2,870,001
	1,447,000	Term Loan, 5.02%, Maturing March 29, 2014	1,384,297
		Casema
EUR	1,000,000	Term Loan - Second Lien, 8.73%, Maturing May 14, 2016	1,458,834
		Cequel Communications, LLC
	12,051,925	Term Loan, 4.78%, Maturing November 5, 2013	11,212,015
	1,000,000	Term Loan - Second Lien, 7.37%, Maturing May 5, 2014	882,250
		Charter Communications Operating, Inc.
	32,232,566	Term Loan, 4.80%, Maturing April 28, 2013	28,441,888
		CSC Holdings, Inc.
	9,384,000	Term Loan, 4.21%, Maturing March 29, 2013	8,914,800
		DirectTV Holdings, LLC
	1,707,821	Term Loan, 3.96%, Maturing April 13, 2013	1,670,615
		Foxco Acquistion Sub., LLC
	1,500,000	Term Loan, Maturing July 2, 2015 (3)	1,477,500
		Insight Midwest Holdings, LLC
	7,838,125	Term Loan, 4.47%, Maturing April 6, 2014	7,560,091
		Kabel Deutschland GmbH
EUR	5,000,000	Term Loan, 6.14%, Maturing March 31, 2012	7,217,927
		Mediacom Broadband Group
	1,935,673	Term Loan, 4.22%, Maturing January 31, 2015	1,773,560
		Mediacom Illinois, LLC
	2,850,000	Term Loan, 3.72%, Maturing September 30, 2012	2,686,125
	5,933,394	Term Loan, 4.22%, Maturing January 31, 2015	5,443,889

		NTL Investment Holdings, Ltd.
3,295,583		Term Loan, 4.80%, Maturing March 30, 2012	$3,122,565
GBP	1,501,472	Term Loan, 8.13%, Maturing March 30, 2012	2,675,162
GBP	763,460	Term Loan, 8.13%, Maturing March 30, 2012	1,360,252
GBP	1,388,164	Term Loan, 8.15%, Maturing March 30, 2012	2,473,282
GBP	1,187,641	Term Loan, 8.15%, Maturing March 30, 2012	2,116,011
GBP	1,000,000	Term Loan, 8.27%, Maturing March 30, 2013	1,749,135
		Orion Cable GmbH
EUR	872,189	Term Loan, 7.64%, Maturing October 31, 2014	1,246,012
EUR	872,189	Term Loan, 7.73%, Maturing October 31, 2015	1,246,012
		ProSiebenSat.1 Media AG
EUR	1,590,800	Term Loan, 7.31%, Maturing March 2, 2015	1,666,073
EUR	219,923	Term Loan, 6.73%, Maturing June 26, 2015	269,127
EUR	5,315,144	Term Loan, 6.73%, Maturing June 26, 2015	6,504,312
EUR	1,590,800	Term Loan, 7.56%, Maturing March 2, 2016	1,666,073
		San Juan Cable, LLC
975,020		Term Loan, 4.68%, Maturing October 31, 2012	858,018
		UPC Broadband Holding B.V.
EUR	631,673	Term Loan, 6.44%, Maturing October 16, 2011	887,880
EUR	13,519,656	Term Loan, 6.44%, Maturing October 16, 2011	18,606,584
2,456,905		Term Loan, 4.22%, Maturing December 31, 2014	2,310,105
		YPSO Holding SA
EUR	3,969,097	Term Loan, 6.98%, Maturing July 28, 2014	4,940,033
EUR	1,531,743	Term Loan, 6.98%, Maturing July 28, 2014	1,906,444
EUR	2,499,160	Term Loan, 6.98%, Maturing July 28, 2014	3,110,514
			$146,949,135
Chemicals and Plastics — 7.9%
		AZ Chem US, Inc.
933,973		Term Loan, 4.65%, Maturing February 28, 2013	$807,887
		Brenntag Holding GmbH and Co. KG
883,636		Term Loan, 5.07%, Maturing December 23, 2013	810,736
3,616,364		Term Loan, 5.07%, Maturing December 23, 2013	3,318,014
EUR	2,117,647	Term Loan, 7.14%, Maturing December 23, 2013	3,052,640
EUR	496,877	Term Loan, 7.39%, Maturing December 23, 2014	716,261
EUR	385,476	Term Loan, 7.39%, Maturing December 23, 2014	555,673
1,000,000		Term Loan - Second Lien, 7.79%, Maturing December 23, 2015	815,000
		Celanese Holdings, LLC
12,269,688		Term Loan, 4.28%, Maturing April 2, 2014	11,570,757
2,500,000		Term Loan, 4.46%, Maturing April 2, 2014	2,357,590
		Cognis GmbH
EUR	2,510,246	Term Loan, 6.96%, Maturing September 15, 2013	3,615,522
EUR	614,754	Term Loan, 6.96%, Maturing September 15, 2013	885,434
		Columbian Chemicals Acquisition
440,227		Term Loan, 6.05%, Maturing March 16, 2013	413,814
		Ferro Corp.
6,191,055		Term Loan, 4.67%, Maturing June 6, 2012	5,896,980
		Foamex L.P.
3,265,000		Term Loan, 6.05%, Maturing February 12, 2013	2,571,187
		Georgia Gulf Corp.
1,992,414		Term Loan, 4.96%, Maturing October 3, 2013	1,860,915
		Hexion Specialty Chemicals, Inc.
EUR	746,100	Term Loan, 7.21%, Maturing May 5, 2012	972,026
11,800,549		Term Loan, 5.06%, Maturing May 5, 2013	10,295,979
2,563,415		Term Loan, 5.06%, Maturing May 5, 2013	2,236,580
3,960,000		Term Loan, 5.06%, Maturing June 15, 2014	3,455,100
		INEOS Group
EUR	1,500,000	Term Loan, Maturing December 14, 2011 (3)	1,972,033
EUR	1,500,000	Term Loan, Maturing December 14, 2011 (3)	1,972,033
1,997,243		Term Loan, 4.89%, Maturing December 14, 2012	1,727,615
354,717		Term Loan, Maturing December 14, 2013 (3)	301,509
1,886,500		Term Loan, 4.88%, Maturing December 14, 2013	1,572,708
354,717		Term Loan, Maturing December 14, 2014 (3)	301,509
1,886,500		Term Loan, 5.38%, Maturing December 14, 2014	1,572,708

		Innophos, Inc.
1,063,760		Term Loan, 4.81%, Maturing August 10, 2010	$1,050,463
		Invista B.V.
7,511,684		Term Loan, 4.30%, Maturing April 29, 2011	7,136,100
3,962,394		Term Loan, 4.30%, Maturing April 29, 2011	3,764,274
		ISP Chemco, Inc.
6,719,544		Term Loan, 4.13%, Maturing June 4, 2014	6,209,981
		Kleopatra
3,347,500		Term Loan, 5.29%, Maturing January 3, 2016	2,431,122
EUR	1,900,000	Term Loan, 7.46%, Maturing January 3, 2016	2,176,772
		Kranton Polymers, LLC
4,519,882		Term Loan, 4.50%, Maturing May 12, 2013	4,285,414
		Lucite International Group Holdings
1,777,840		Term Loan, 5.05%, Maturing July 7, 2013	1,462,273
629,519		Term Loan, 5.05%, Maturing July 7, 2013	517,779
		MacDermid, Inc.
EUR	1,201,716	Term Loan, 7.20%, Maturing April 12, 2014	1,687,480
		Millenium Inorganic Chemicals
4,378,000		Term Loan, 5.05%, Maturing April 30, 2014	3,710,355
		Momentive Performance Material
5,080,186		Term Loan, 4.75%, Maturing December 4, 2013	4,667,421
		Propex Fabrics, Inc.
2,566,091		Term Loan, 9.00%, Maturing July 31, 2012	1,193,232
		Rockwood Specialties Group, Inc.
8,959,538		Term Loan, 4.30%, Maturing December 10, 2012	8,644,350
		Schoeller Arca Systems Holding
EUR	886,834	Term Loan, 8.40%, Maturing November 16, 2015	1,279,907
EUR	824,121	Term Loan, 8.40%, Maturing November 16, 2015	1,189,397
EUR	289,045	Term Loan, 8.40%, Maturing November 16, 2015	417,159
		Solo Cup Co.
4,822,932		Term Loan, 6.04%, Maturing February 27, 2011	4,712,405
		TPG Spring UK, Ltd.
EUR	2,288,006	Term Loan, 7.71%, Maturing June 27, 2013	3,004,039
EUR	2,288,006	Term Loan, 8.21%, Maturing June 27, 2013	3,004,039
		Wellman, Inc.
3,400,000		Term Loan, 6.74%, Maturing February 10, 2009 (5)	1,700,000
			$129,872,172
Clothing/Textiles — 0.6%
		Hanesbrands, Inc.
3,643,504		Term Loan, 4.55%, Maturing September 5, 2013	$3,514,969
2,025,000		Term Loan - Second Lien, 6.55%, Maturing March 5, 2014	1,981,548
		St. John Knits International, Inc.
1,924,442		Term Loan, 5.46%, Maturing March 23, 2012	1,799,354
		The William Carter Co.
2,205,156		Term Loan, 4.12%, Maturing July 14, 2012	2,111,437
			$9,407,308
Conglomerates — 3.1%
		Amsted Industries, Inc.
1,608,383		Term Loan, 4.79%, Maturing October 15, 2010	$1,572,195
		Blount, Inc.
1,452,550		Term Loan, 4.22%, Maturing August 9, 2010	1,405,342
		Doncasters (Dunde HoldCo 4 Ltd.)
1,416,569		Term Loan, 4.96%, Maturing July 13, 2015	1,296,161
1,416,569		Term Loan, 5.46%, Maturing July 13, 2015	1,296,161
GBP	641,409	Term Loan, 7.90%, Maturing July 13, 2015	1,160,450
GBP	641,409	Term Loan, 8.40%, Maturing July 13, 2015	1,160,450
		ISS Holdings A/S
EUR	454,386	Term Loan, 6.96%, Maturing December 31, 2013	639,438
EUR	245,614	Term Loan, 6.96%, Maturing December 31, 2013	345,642
EUR	2,504,202	Term Loan, 6.96%, Maturing December 31, 2013	3,524,059
GBP	1,704,757	Term Loan, 7.96%, Maturing December 31, 2013	3,064,585

		Jarden Corp.
7,476,047		Term Loan, 4.55%, Maturing January 24, 2012	$7,117,818
1,290,888		Term Loan, 4.55%, Maturing January 24, 2012	1,229,032
1,980,001		Term Loan, 5.30%, Maturing January 24, 2012	1,925,906
		Johnson Diversey, Inc.
1,044,755		Term Loan, 4.78%, Maturing December 16, 2010	1,010,801
4,961,813		Term Loan, 4.78%, Maturing December 16, 2011	4,800,554
		Polymer Group, Inc.
2,000,000		Revolving Loan, 6.25%, Maturing November 22, 2010 (2)	1,700,000
7,769,177		Term Loan, 5.03%, Maturing November 22, 2012	7,186,489
		RBS Global, Inc.
1,081,553		Term Loan, 4.79%, Maturing July 19, 2013	1,027,475
3,877,869		Term Loan, 5.29%, Maturing July 19, 2013	3,679,128
		RGIS Holdings, LLC
5,610,000		Term Loan, 5.13%, Maturing April 30, 2014	4,684,350
280,500		Term Loan, 5.30%, Maturing April 30, 2014	234,217
		US Investigations Services, Inc.
1,984,962		Term Loan, 5.55%, Maturing February 21, 2015	1,839,399
			$51,899,652
Containers and Glass Products — 4.7%
		Berry Plastics Corp.
8,171,563		Term Loan, 4.78%, Maturing April 3, 2015	$7,217,238
		Consolidated Container Co.
898,500		Term Loan, 5.05%, Maturing March 28, 2014	684,358
1,500,000		Term Loan - Second Lien, 8.11%, Maturing September 28, 2014	768,750
		Crown Americas, Inc.
1,347,500		Term Loan, 4.43%, Maturing November 15, 2012	1,317,181
EUR	980,000	Term Loan, 6.61%, Maturing November 15, 2012	1,513,755
		Graham Packaging Holdings Co.
13,923,750		Term Loan, 4.99%, Maturing October 7, 2011	13,293,881
		Graphic Packaging International, Inc.
14,285,308		Term Loan, 4.79%, Maturing May 16, 2014	13,443,489
1,990,000		Term Loan, 5.55%, Maturing May 16, 2014	1,914,591
		JSG Acquisitions
EUR	5,500,000	Term Loan, 6.82%, Maturing December 31, 2014	7,787,598
EUR	5,500,000	Term Loan, 6.86%, Maturing December 31, 2014	7,787,598
		OI European Group B.V.
EUR	3,830,000	Term Loan, 5.97%, Maturing June 14, 2013	5,457,857
		Owens-Brockway Glass Container
4,787,500		Term Loan, 3.96%, Maturing June 14, 2013	4,672,600
		Pregis Corp.
EUR	2,431,250	Term Loan, 7.45%, Maturing October 12, 2012	3,451,956
		Smurfit-Stone Container Corp.
2,016,115		Term Loan, 4.64%, Maturing November 1, 2011	1,957,027
4,354,275		Term Loan, 4.64%, Maturing November 1, 2011	4,226,660
1,986,462		Term Loan, 4.81%, Maturing November 1, 2011	1,928,243
			$77,422,782
Cosmetics/Toiletries — 0.6%
		American Safety Razor Co.
1,000,000		Term Loan - Second Lien, 8.79%, Maturing July 31, 2014	$920,000
		Bausch & Lomb, Inc.
330,000		Term Loan, 6.05%, Maturing April 30, 2015 (2)	321,888
1,313,400		Term Loan, 6.05%, Maturing April 30, 2015	1,281,113
		KIK Custom Products, Inc.
428,470		Term Loan, 4.72%, Maturing May 31, 2014	325,637
2,499,405		Term Loan, 4.72%, Maturing May 31, 2014	1,899,548
		Prestige Brands, Inc.
4,968,724		Term Loan, 4.73%, Maturing April 7, 2011	4,856,928
			$9,605,114

Drugs — 1.2%
		Chattem, Inc.
1,136,625		Term Loan, 4.54%, Maturing January 2, 2013	$1,111,051
		Graceway Pharmaceuticals, LLC
5,306,479		Term Loan, 5.55%, Maturing May 3, 2012	4,583,471
		Pharmaceutical Holdings Corp.
1,672,314		Term Loan, 5.71%, Maturing January 30, 2012	1,613,783
		Stiefel Laboratories, Inc.
1,808,844		Term Loan, 5.04%, Maturing December 28, 2013	1,722,924
2,364,896		Term Loan, 5.04%, Maturing December 28, 2013	2,252,564
		Warner Chilcott Corp.
6,711,421		Term Loan, 4.70%, Maturing January 18, 2012	6,498,891
2,613,353		Term Loan, 4.80%, Maturing January 18, 2012	2,530,596
			$20,313,280
Ecological Services and Equipment — 1.4%
		Allied Waste Industries, Inc.
1,920,178		Term Loan, 4.05%, Maturing January 15, 2012	$1,886,974
29,696		Term Loan, 4.23%, Maturing January 15, 2012	29,183
		Blue Waste B.V. (AVR Acquisition)
EUR	4,000,000	Term Loan, 7.05%, Maturing April 1, 2015	5,823,633
		Environmental Systems Products Holdings, Inc.
233,025		Term Loan - Second Lien, 13.50%, Maturing December 12, 2010 (4)	212,892
		Kemble Water Structure, Ltd.
GBP	6,500,000	Term Loan, 9.74%, Maturing October 13, 2013	11,723,461
		Sensus Metering Systems, Inc.
78,884		Term Loan, 4.46%, Maturing December 17, 2010	74,545
3,060,888		Term Loan, 4.64%, Maturing December 17, 2010	2,892,539
		Waste Services, Inc.
1,175,127		Term Loan, 5.15%, Maturing March 31, 2011	1,167,783
			$23,811,010
Electronics/Electrical — 2.9%
		Aspect Software, Inc.
5,151,685		Term Loan, 5.81%, Maturing July 11, 2011	$4,803,947
		FCI International S.A.S.
685,705		Term Loan, 4.84%, Maturing November 1, 2013	652,705
660,143		Term Loan, 4.84%, Maturing November 1, 2013	628,374
660,143		Term Loan, 4.84%, Maturing November 1, 2013	628,374
685,705		Term Loan, 4.84%, Maturing November 1, 2013	652,705
		Freescale Semiconductor, Inc.
13,351,700		Term Loan, 4.22%, Maturing December 1, 2013	12,052,246
		Infor Enterprise Solutions Holdings
7,973,689		Term Loan, 6.55%, Maturing July 28, 2012	6,658,031
4,160,186		Term Loan, 6.55%, Maturing July 28, 2012	3,473,755
EUR	1,970,000	Term Loan, 7.95%, Maturing July 28, 2012	2,566,533
500,000		Term Loan - Second Lien, 8.30%, Maturing March 2, 2014	298,750
		Network Solutions, LLC
2,271,497		Term Loan, 5.17%, Maturing March 7, 2014	1,908,058
		Open Solutions, Inc.
5,506,291		Term Loan, 5.15%, Maturing January 23, 2014	4,886,833
		Sensata Technologies Finance Co.
2,401,000		Term Loan, 4.54%, Maturing April 27, 2013	2,098,875
		Spectrum Brands, Inc.
48,479		Term Loan, 4.56%, Maturing March 30, 2013	43,409
949,136		Term Loan, 6.61%, Maturing March 30, 2013	849,873
		VeriFone, Inc.
232,500		Term Loan, 5.55%, Maturing October 31, 2013	223,200
		Vertafore, Inc.
4,888,434		Term Loan, 5.14%, Maturing January 31, 2012	4,570,685
			$46,996,353
Equipment Leasing — 0.3%
		The Hertz Corp.
4,331,242		Term Loan, 4.21%, Maturing December 21, 2012	$3,995,571
785,140		Term Loan, 4.55%, Maturing December 21, 2012	724,291
			$4,719,862

Farming/Agriculture — 0.4%
		BF Bolthouse HoldCo, LLC
1,998,750		Term Loan, 5.06%, Maturing December 16, 2012	$1,935,040
1,000,000		Term Loan - Second Lien, 8.30%, Maturing December 16, 2013	955,000
		Central Garden & Pet Co.
3,680,251		Term Loan, 3.97%, Maturing February 28, 2014	3,266,222
			$6,156,262
Financial Intermediaries — 1.7%
		Citco III, Ltd.
5,261,313		Term Loan, 5.13%, Maturing June 30, 2014	$4,735,182
		E.A. Viner International Co.
251,800		Term Loan, 5.81%, Maturing July 31, 2013	236,692
		Grosvenor Capital Management
1,470,067		Term Loan, 4.55%, Maturing December 5, 2013	1,403,914
		INVESTools, Inc.
1,386,667		Term Loan, 6.06%, Maturing August 13, 2012	1,261,867
		Jupiter Asset Management Group
GBP	1,364,884	Term Loan, 7.90%, Maturing June 30, 2015	2,334,595
		Lender Processing Services, Inc.
2,000,000		Term Loan, 4.96%, Maturing July 2, 2014	2,002,500
		LPL Holdings, Inc.
11,756,163		Term Loan, 4.67%, Maturing December 18, 2014	11,168,355
		Nuveen Investments, Inc.
1,396,500		Term Loan, 5.46%, Maturing November 2, 2014	1,295,254
		Oxford Acquisition III, Ltd.
3,024,903		Term Loan, 4.55%, Maturing May 24, 2014	2,753,418
		RJO Holdings Corp. (RJ O’Brien)
1,513,563		Term Loan, 5.47%, Maturing July 31, 2014	1,021,655
			$28,213,432
Food Products — 3.7%
		Advantage Sales & Marketing, Inc.
6,488,497		Term Loan, 4.56%, Maturing March 29, 2013	$6,085,672
		American Seafoods Group, LLC
1,939,260		Term Loan, 4.55%, Maturing September 30, 2012	1,808,360
		B&G Foods, Inc.
1,130,435		Term Loan, 4.65%, Maturing February 23, 2013	1,090,870
		BL Marketing, Ltd.
GBP	1,500,000	Term Loan, 8.41%, Maturing December 20, 2013	2,796,370
GBP	1,500,000	Term Loan, 8.00%, Maturing December 31, 2013	2,738,595
GBP	1,500,000	Term Loan, 8.91%, Maturing December 20, 2014	2,796,370
		Black Lion Beverages III B.V.
EUR	1,000,000	Term Loan, 7.05%, Maturing December 31, 2013	1,434,130
EUR	961,151	Term Loan, 8.00%, Maturing December 31, 2014	1,378,416
		Dean Foods Co.
12,121,563		Term Loan, 4.30%, Maturing April 2, 2014	11,481,399
		Dole Food Company, Inc.
525,581		Term Loan, 4.79%, Maturing April 12, 2013	485,957
979,749		Term Loan, 4.82%, Maturing April 12, 2013	905,885
3,853,169		Term Loan, 4.86%, Maturing April 12, 2013	3,562,674
		Foodvest Limited
GBP	250,000	Term Loan, 8.19%, Maturing March 16, 2014	490,273
GBP	229,317	Term Loan, 8.69%, Maturing March 16, 2015	449,711
		Pinnacle Foods Finance, LLC
3,000,000		Revolving Loan, 4.63%, Maturing April 2, 2013 (2)	2,625,000
13,092,750		Term Loan, 5.43%, Maturing April 2, 2014	11,990,773
		Reddy Ice Group, Inc.
7,975,000		Term Loan, 4.54%, Maturing August 9, 2012	6,878,437
		Ruby Acquisitions, Ltd.
GBP	883,262	Term Loan, 8.58%, Maturing January 5, 2015	1,460,961
			$60,459,853

Food Service — 2.2%
		AFC Enterprises, Inc.
1,060,327		Term Loan, 5.06%, Maturing May 23, 2009	$1,007,310
		Aramark Corp.
658,325		Term Loan, 4.47%, Maturing January 26, 2014	626,889
10,497,113		Term Loan, 4.68%, Maturing January 26, 2014	9,995,855
		Buffets, Inc.
1,311,437		Term Loan, 9.71%, Maturing January 22, 2009	786,862
130,656		Term Loan, 9.71%, Maturing January 22, 2009	78,394
2,253,151		DIP Loan, 11.25%, Maturing January 22, 2009	2,264,417
408,927		Term Loan, 5.40%, Maturing May 1, 2013	178,906
2,727,903		Term Loan, 9.71%, Maturing November 1, 2013	1,193,457
		CBRL Group, Inc.
4,500,996		Term Loan, 4.29%, Maturing April 27, 2013	4,169,048
		JRD Holdings, Inc.
2,082,813		Term Loan, 5.05%, Maturing June 26, 2014	1,957,844
		Maine Beverage Co., LLC
1,814,732		Term Loan, 4.54%, Maturing June 30, 2010	1,742,143
		NPC International, Inc.
1,965,030		Term Loan, 4.49%, Maturing May 3, 2013	1,817,653
		OSI Restaurant Partners, LLC
197,368		Term Loan, 4.85%, Maturing May 9, 2013	165,789
2,322,836		Term Loan, 5.13%, Maturing May 9, 2014	1,951,182
		QCE Finance, LLC
4,221,387		Term Loan, 4.81%, Maturing May 5, 2013	3,605,064
		Sagittarius Restaurants, LLC
1,246,313		Term Loan, 9.50%, Maturing March 29, 2013	981,471
		Selecta
GBP	2,500,000	Term Loan, 8.55%, Maturing June 28, 2015	4,209,412
			$36,731,696
Food/Drug Retailers — 1.9%
		General Nutrition Centers, Inc.
4,549,962		Term Loan, 5.05%, Maturing September 16, 2013	$4,049,466
		Pantry, Inc. (The)
2,733,500		Term Loan, 4.22%, Maturing May 15, 2014	2,460,150
786,917		Term Loan, 4.22%, Maturing May 15, 2014	708,225
		Rite Aid Corp.
12,768,000		Term Loan, 4.22%, Maturing June 1, 2014	11,310,316
2,475,000		Term Loan, 6.00%, Maturing June 4, 2014	2,252,250
		Roundy’s Supermarkets, Inc.
11,290,530		Term Loan, 5.21%, Maturing November 3, 2011	10,853,022
			$31,633,429
Forest Products — 2.1%
		Appleton Papers, Inc.
4,405,500		Term Loan, 4.49%, Maturing June 5, 2014	$4,067,744
		Georgia-Pacific Corp.
16,183,359		Term Loan, 4.45%, Maturing December 20, 2012	15,302,580
9,820,000		Term Loan, 4.47%, Maturing December 20, 2012	9,285,547
		Newpage Corp.
4,129,250		Term Loan, 6.56%, Maturing December 5, 2014	4,091,389
		Xerium Technologies, Inc.
2,927,378		Term Loan, 8.30%, Maturing May 18, 2012	2,583,411
			$35,330,671
Healthcare — 9.8%
		Accellent, Inc.
2,671,648		Term Loan, 5.14%, Maturing November 22, 2012	$2,417,841
		Alliance Imaging, Inc.
1,821,086		Term Loan, 5.30%, Maturing December 29, 2011	1,773,282
		American Medical Systems
3,527,397		Term Loan, 4.94%, Maturing July 20, 2012	3,324,572
		AMN Healthcare, Inc.
945,644		Term Loan, 4.55%, Maturing November 2, 2011	922,003

		AMR HoldCo, Inc.
1,790,488		Term Loan, 4.69%, Maturing February 10, 2012	$1,743,488
		Biomet, Inc.
4,441,438		Term Loan, 5.80%, Maturing December 26, 2014	4,368,327
EUR	4,069,250	Term Loan, 7.95%, Maturing December 26, 2014	6,237,939
		Capio AB
EUR	454,102	Term Loan, 6.69%, Maturing April 24, 2015	680,725
EUR	545,898	Term Loan, 6.69%, Maturing April 24, 2015	818,333
EUR	454,102	Term Loan, 6.81%, Maturing April 16, 2016	680,725
EUR	545,898	Term Loan, 6.81%, Maturing April 24, 2016	818,333
		Cardinal Health 409, Inc.
6,014,250		Term Loan, 5.05%, Maturing April 10, 2014	5,277,504
		Carestream Health, Inc.
5,563,841		Term Loan, 4.75%, Maturing April 30, 2013	4,910,090
		Carl Zeiss Vision Holding GmbH
3,700,889		Term Loan, 5.14%, Maturing March 23, 2015	2,676,975
		Community Health Systems, Inc.
849,464		Term Loan, 0.00%, Maturing July 25, 2014 (2)	805,513
16,602,657		Term Loan, 4.85%, Maturing July 25, 2014	15,743,652
		Concentra, Inc.
2,178,000		Term Loan, 5.05%, Maturing June 25, 2014	1,889,415
		ConMed Corp.
1,045,529		Term Loan, 3.96%, Maturing April 13, 2013	1,022,005
		CRC Health Corp.
1,375,500		Term Loan, 5.05%, Maturing February 6, 2013	1,275,776
3,485,185		Term Loan, 5.05%, Maturing February 6, 2013	3,232,510
		Dako (Eqt Project Delphi)
EUR	1,336,866	Term Loan, 7.07%, Maturing June 12, 2015	1,621,745
		DaVita, Inc.
10,807,224		Term Loan, 4.10%, Maturing October 5, 2012	10,425,113
		Gambro Holding AB
1,292,918		Term Loan, 5.22%, Maturing June 5, 2014	1,152,852
1,292,918		Term Loan, 5.72%, Maturing June 5, 2015	1,152,852
		HCA, Inc.
23,470,267		Term Loan, 5.05%, Maturing November 18, 2013	22,102,795
		Health Management Association, Inc.
9,274,524		Term Loan, 4.55%, Maturing February 28, 2014	8,593,431
		HealthSouth Corp.
2,722,582		Term Loan, 5.29%, Maturing March 10, 2013	2,579,159
		Iasis Healthcare, LLC
259,141		Term Loan, 4.46%, Maturing March 14, 2014	242,189
971,781		Term Loan, 4.46%, Maturing March 14, 2014	908,210
2,808,527		Term Loan, 4.46%, Maturing March 14, 2014	2,624,802
		IM U.S. Holdings, LLC
3,885,750		Term Loan, 4.81%, Maturing June 26, 2014	3,672,034
		Invacare Corp.
2,332,800		Term Loan, 4.97%, Maturing February 12, 2013	2,181,168
		inVentiv Health, Inc.
2,155,347		Term Loan, 4.56%, Maturing July 6, 2014	2,019,290
		Leiner Health Products, Inc.
319,417		Term Loan, 8.75%, Maturing May 27, 2011 (5)	303,446
		LifePoint Hospitals, Inc.
6,327,801		Term Loan, 4.27%, Maturing April 15, 2012	6,127,684
		MultiPlan Merger Corp.
1,579,111		Term Loan, 5.00%, Maturing April 12, 2013	1,496,702
1,248,141		Term Loan, 5.00%, Maturing April 12, 2013	1,183,004
		National Mentor Holdings, Inc.
190,400		Term Loan, 4.69%, Maturing June 29, 2013	165,172
3,145,408		Term Loan, 4.81%, Maturing June 29, 2013	2,728,641
		Nyco Holdings
EUR	3,828,603	Term Loan, 7.21%, Maturing December 29, 2014	4,745,261
EUR	3,828,603	Term Loan, 7.96%, Maturing December 29, 2015	4,745,261
		RadNet Management, Inc.
1,625,258		Term Loan, 6.92%, Maturing November 15, 2012	1,552,122

		ReAble Therapeutics Finance, LLC
4,513,640		Term Loan, 4.81%, Maturing November 16, 2013	$4,265,390
		Renal Advantage, Inc.
1,037,257		Term Loan, 5.28%, Maturing October 5, 2012	985,394
		Select Medical Holdings Corp.
6,082,186		Term Loan, 4.68%, Maturing February 24, 2012	5,689,885
		Sunrise Medical Holdings, Inc.
1,994,553		Term Loan, 6.84%, Maturing May 13, 2010	1,655,878
		Vanguard Health Holding Co., LLC
5,843,630		Term Loan, 5.05%, Maturing September 23, 2011	5,642,720
		Viant Holdings, Inc.
735,019		Term Loan, 5.05%, Maturing June 25, 2014	632,116
			$161,813,324
Home Furnishings — 1.7%
		Hunter Fan Co.
1,529,093		Term Loan, 5.18%, Maturing April 16, 2014	$1,219,452
		Interline Brands, Inc.
2,769,565		Term Loan, 4.19%, Maturing June 23, 2013	2,631,087
1,913,043		Term Loan, 4.19%, Maturing June 23, 2013	1,817,391
		National Bedding Co., LLC
1,857,981		Term Loan, 4.59%, Maturing August 31, 2011	1,466,257
		Oreck Corp.
1,250,211		Term Loan, 5.61%, Maturing February 2, 2012 (4)	637,607
		Sanitec, Ltd. Oy
EUR	3,000,000	Term Loan, 8.38%, Maturing April 7, 2013	3,685,028
EUR	3,000,000	Term Loan, 8.88%, Maturing April 7, 2014	3,685,028
		Sealy Mattress Co.
3,470,343		Term Loan, 4.30%, Maturing August 25, 2012	3,210,068
		Simmons Co.
8,777,717		Term Loan, 5.53%, Maturing December 19, 2011	8,240,081
2,000,000		Term Loan, 8.20%, Maturing February 15, 2012	1,270,000
			$27,861,999
Industrial Equipment — 2.4%
		CEVA Group PLC U.S.
3,476,724		Term Loan, 5.46%, Maturing January 4, 2014	$3,198,586
413,158		Term Loan, 5.80%, Maturing January 4, 2014	380,105
EUR	262,474	Term Loan, 7.47%, Maturing January 4, 2014	389,459
EUR	445,711	Term Loan, 7.47%, Maturing January 4, 2014	661,345
EUR	547,781	Term Loan, 7.47%, Maturing January 4, 2014	812,797
EUR	435,446	Term Loan, 7.96%, Maturing January 4, 2014	646,114
		EPD Holdings (Goodyear Engineering Products)
457,078		Term Loan, 4.97%, Maturing July 13, 2014	405,657
3,191,508		Term Loan, 5.30%, Maturing July 13, 2014	2,832,463
1,000,000		Term Loan - Second Lien, 8.55%, Maturing July 13, 2015	760,000
		Flowserve Corp.
4,824,370		Term Loan, 4.31%, Maturing August 10, 2012	4,685,670
		Generac Acquisition Corp.
3,744,892		Term Loan, 5.29%, Maturing November 7, 2013	3,014,638
2,000,000		Term Loan - Second Lien, 8.79%, Maturing April 7, 2014	1,406,666
		Gleason Corp.
590,855		Term Loan, 4.52%, Maturing June 30, 2013	561,312
1,748,933		Term Loan, 4.52%, Maturing June 30, 2013	1,661,487
		Jason, Inc.
1,459,567		Term Loan, 4.96%, Maturing April 30, 2010	1,313,610
		John Maneely Co.
5,540,074		Term Loan, 6.04%, Maturing December 8, 2013	5,087,633
		KION Group GmbH
750,000		Term Loan, 4.46%, Maturing December 23, 2014	651,964
750,000		Term Loan, 4.96%, Maturing December 23, 2015	651,964
		Polypore, Inc.
8,415,000		Term Loan, 4.72%, Maturing July 3, 2014	7,910,100
EUR	735,567	Term Loan, 6.73%, Maturing July 3, 2014	1,061,594
		TFS Acquisition Corp.
1,940,437		Term Loan, 6.30%, Maturing August 11, 2013	1,824,011
			$39,917,175

Insurance — 1.9%
	Alliant Holdings I, Inc.
5,000,000	Term Loan, 5.18%, Maturing August 21, 2012 (2)	$4,475,000
2,903,063	Term Loan, 5.80%, Maturing August 21, 2014	2,685,333
	CCC Information Services Group, Inc.
1,984,889	Term Loan, 5.06%, Maturing February 10, 2013	1,955,116
	Conseco, Inc.
9,465,370	Term Loan, 4.46%, Maturing October 10, 2013	8,299,946
	Crump Group, Inc.
2,916,235	Term Loan, 5.81%, Maturing August 4, 2014	2,741,261
	Getty Images, Inc.
5,800,000	Term Loan, 7.25%, Maturing July 2, 2015	5,765,565
	Hub International Holdings, Inc.
504,479	Term Loan, 5.30%, Maturing June 13, 2014 (2)	464,430
2,244,485	Term Loan, 5.30%, Maturing June 13, 2014	2,066,302
	U.S.I. Holdings Corp.
2,747,250	Term Loan, 5.56%, Maturing May 4, 2014	2,541,206
		$30,994,159
Leisure Goods/Activities/Movies — 6.3%
	24 Hour Fitness Worldwide, Inc.
1,762,928	Term Loan, 4.97%, Maturing June 8, 2012	$1,665,967
	AMC Entertainment, Inc.
5,064,528	Term Loan, 4.21%, Maturing January 26, 2013	4,775,298
	Bombardier Recreational Products
5,650,633	Term Loan, 5.29%, Maturing June 28, 2013	5,170,329
	Carmike Cinemas, Inc.
2,184,671	Term Loan, 6.31%, Maturing May 19, 2012	2,121,861
2,569,288	Term Loan, 6.47%, Maturing May 19, 2012	2,495,421
	Cedar Fair, L.P.
4,859,180	Term Loan, 4.46%, Maturing August 30, 2012	4,583,149
	Cinemark, Inc.
10,463,625	Term Loan, 4.53%, Maturing October 5, 2013	9,889,999
	Deluxe Entertainment Services
1,902,685	Term Loan, 5.01%, Maturing January 28, 2011	1,698,147
96,457	Term Loan, 5.05%, Maturing January 28, 2011	86,088
180,779	Term Loan, 5.05%, Maturing January 28, 2011	161,345
	DW Funding, LLC
2,052,236	Term Loan, 4.67%, Maturing April 30, 2011	1,949,625
	Easton-Bell Sports, Inc.
1,477,330	Term Loan, 4.39%, Maturing March 16, 2012	1,342,524
	Fender Musical Instruments Corp.
313,317	Term Loan, 5.06%, Maturing June 9, 2014	289,818
620,367	Term Loan, 5.17%, Maturing June 9, 2014	573,839
	Metro-Goldwyn-Mayer Holdings, Inc.
19,962,975	Term Loan, 6.05%, Maturing April 8, 2012	15,521,213
	National CineMedia, LLC
2,700,000	Term Loan, 4.54%, Maturing February 13, 2015	2,456,158
	Regal Cinemas Corp.
12,529,337	Term Loan, 4.30%, Maturing November 10, 2010	11,833,257
	Revolution Studios Distribution Co., LLC
3,961,605	Term Loan, 6.22%, Maturing December 21, 2014	3,684,292
2,825,000	Term Loan, 9.47%, Maturing June 21, 2015	2,387,125
	Six Flags Theme Parks, Inc.
7,203,825	Term Loan, 4.88%, Maturing April 30, 2015	6,179,081
	Southwest Sports Group, LLC
3,725,000	Term Loan, 5.31%, Maturing December 22, 2010	3,278,000
	Universal City Development Partners, Ltd.
6,256,073	Term Loan, 5.69%, Maturing June 9, 2011	6,209,152
	WMG Acquisition Corp.
2,850,000	Revolving Loan, 4.25%, Maturing February 28, 2010 (2)	2,664,750
13,998,779	Term Loan, 4.61%, Maturing February 28, 2011	13,100,520
		$104,116,958

Lodging and Casinos — 4.7%
		Ameristar Casinos, Inc.
3,534,375		Term Loan, 5.02%, Maturing November 10, 2012	$3,357,656
		Bally Technologies, Inc.
7,980,715		Term Loan, 6.12%, Maturing September 5, 2009	7,910,884
		Choctaw Resort Development Enterprise
1,336,070		Term Loan, 4.55%, Maturing November 4, 2011	1,262,586
		Full Moon Holdco 3 Ltd.
GBP	500,000	Term Loan, 8.25%, Maturing November 20, 2014	909,976
GBP	500,000	Term Loan, 8.75%, Maturing November 20, 2015	909,976
		Gala Electric Casinos, Ltd.
GBP	2,417,776	Term Loan, 8.44%, Maturing December 12, 2013	4,152,936
GBP	2,418,085	Term Loan, 8.94%, Maturing December 12, 2014	4,153,467
		Green Valley Ranch Gaming, LLC
1,640,710		Term Loan, 4.70%, Maturing February 16, 2014	1,315,303
		Harrah’s Operating Co.
997,500		Term Loan, 5.80%, Maturing January 28, 2015	885,726
		Herbst Gaming, Inc.
2,444,647		Term Loan, 9.75%, Maturing December 2, 2011	1,790,704
4,674,371		Term Loan, 9.75%, Maturing December 2, 2011	3,423,977
		Isle of Capri Casinos, Inc.
4,484,118		Term Loan, 4.55%, Maturing November 30, 2013	3,882,497
1,352,030		Term Loan, 4.55%, Maturing November 30, 2013	1,170,632
1,793,646		Term Loan, 4.55%, Maturing November 30, 2013	1,552,998
		LodgeNet Entertainment Corp.
2,700,500		Term Loan, 4.81%, Maturing April 4, 2014	2,438,889
		New World Gaming Partners, Ltd.
3,337,396		Term Loan, 5.28%, Maturing June 30, 2014	2,882,676
670,833		Term Loan, 5.28%, Maturing June 30, 2014	579,432
		Penn National Gaming, Inc.
17,937,057		Term Loan, 4.47%, Maturing October 3, 2012	17,258,014
		Seminole Tribe of Florida
1,327,719		Term Loan, 4.19%, Maturing March 5, 2014	1,287,057
368,818		Term Loan, 4.25%, Maturing March 5, 2014	357,523
1,262,551		Term Loan, 4.31%, Maturing March 5, 2014	1,223,885
		Venetian Casino Resort/Las Vegas Sands Inc.
2,860,000		Term Loan, 4.56%, Maturing May 14, 2014	2,477,864
11,325,600		Term Loan, 4.56%, Maturing May 23, 2014	9,812,341
		Wimar OpCo, LLC
2,151,576		Term Loan, 8.25%, Maturing January 3, 2012	1,835,563
			$76,832,562
Nonferrous Metals/Minerals — 1.3%
		Alpha Natural Resources, LLC
2,727,563		Term Loan, 4.55%, Maturing October 26, 2012	$2,713,925
		Euramax Europe B.V.
EUR	1,391,082	Term Loan, 9.70%, Maturing June 29, 2012	1,888,279
		Euramax International, Inc.
2,042,016		Term Loan, 8.00%, Maturing June 28, 2012	1,803,100
		Murray Energy Corp.
1,528,650		Term Loan, 5.50%, Maturing January 28, 2010	1,490,434
		Neo Material Technologies, Inc.
1,437,506		Term Loan, 6.50%, Maturing August 31, 2009	1,415,944
		Noranda Aluminum Acquisition
1,219,695		Term Loan, 4.47%, Maturing May 18, 2014	1,149,563
		Novelis, Inc.
1,955,242		Term Loan, 4.81%, Maturing June 28, 2014	1,863,997
4,301,533		Term Loan, 4.81%, Maturing June 28, 2014	4,100,793
		Oxbow Carbon and Mineral Holdings
4,230,388		Term Loan, 4.79%, Maturing May 8, 2014	3,960,701
378,725		Term Loan, 4.80%, Maturing May 8, 2014	354,581
			$20,741,317

Oil and Gas — 2.0%
		Atlas Pipeline Partners, L.P.
4,600,000		Term Loan, 4.97%, Maturing July 20, 2014	$4,496,500
		Big West Oil, LLC
1,333,750		Term Loan, 4.46%, Maturing May 1, 2014	1,227,050
1,067,000		Term Loan, 4.46%, Maturing May 1, 2014	981,640
		Dresser, Inc.
4,713,888		Term Loan, 4.97%, Maturing May 4, 2014	4,533,191
		Dynegy Holdings, Inc.
4,382,979		Term Loan, 3.96%, Maturing April 2, 2013	4,084,936
761,269		Term Loan, 3.96%, Maturing April 2, 2013	709,502
		Energy Transfer Equity, L.P.
2,825,000		Term Loan, 4.51%, Maturing February 8, 2012	2,754,669
		Enterprise GP Holdings, L.P.
3,325,000		Term Loan, 4.71%, Maturing October 31, 2014	3,264,734
		Hercules Offshore, Inc.
2,277,000		Term Loan, 4.55%, Maturing July 6, 2013	2,225,767
		Targa Resources, Inc.
3,232,802		Term Loan, 4.65%, Maturing October 31, 2012	3,123,695
1,225,740		Term Loan, 4.68%, Maturing October 31, 2012	1,184,371
		Volnay Acquisition Co.
4,513,500		Term Loan, 4.65%, Maturing January 12, 2014	4,411,946
			$32,998,001
Publishing — 11.5%
		American Media Operations, Inc.
11,753,227		Term Loan, 5.99%, Maturing January 31, 2013	$10,959,884
		Aster Zweite Beteiligungs GmbH
2,475,000		Term Loan, 4.88%, Maturing September 27, 2013	2,079,000
		Black Press US Partnership
646,651		Term Loan, 4.65%, Maturing August 2, 2013	588,453
1,065,073		Term Loan, 4.65%, Maturing August 2, 2013	969,216
		CanWest MediaWorks, Ltd.
2,673,000		Term Loan, 4.65%, Maturing July 10, 2014	2,492,572
		Dex Media West, LLC
6,210,000		Term Loan, 7.00%, Maturing October 24, 2014	5,885,919
		GateHouse Media Operating, Inc.
4,838,043		Term Loan, 4.65%, Maturing August 28, 2014	2,908,874
2,061,957		Term Loan, 4.79%, Maturing August 28, 2014	1,239,751
4,225,000		Term Loan, 4.93%, Maturing August 28, 2014	2,566,687
		Idearc, Inc.
24,521,774		Term Loan, 4.79%, Maturing November 17, 2014	18,360,678
		MediaNews Group, Inc.
2,940,841		Term Loan, 5.25%, Maturing August 25, 2010	2,440,898
2,964,500		Term Loan, 6.25%, Maturing August 2, 2013	2,445,712
		Mediannuaire Holding
EUR	3,100,000	Term Loan, 5.97%, Maturing October 24, 2013	4,219,080
EUR	484,408	Term Loan, 6.72%, Maturing October 10, 2014	602,748
EUR	484,408	Term Loan, 7.22%, Maturing October 10, 2015	602,748
		Merrill Communications, LLC
5,609,241		Term Loan, 4.94%, Maturing February 9, 2009	4,767,855
		Nebraska Book Co., Inc.
3,944,263		Term Loan, 5.13%, Maturing March 4, 2011	3,707,607
		Nelson Education, Ltd.
1,538,375		Term Loan, 5.30%, Maturing July 5, 2014	1,365,308
		Newsday, LLC (NMG Company, LLC)
1,500,000		Term Loan, Maturing August 1, 2013 (3)	1,499,062
		Newspaper Holdings, Inc.
8,925,000		Term Loan, 4.38%, Maturing July 24, 2014	7,363,125
		Nielsen Finance, LLC
18,490,307		Term Loan, 4.73%, Maturing August 9, 2013	17,232,874
		Penton Media, Inc.
1,777,500		Term Loan, 5.04%, Maturing February 1, 2013	1,422,000
		Philadelphia Newspapers, LLC
2,171,434		Term Loan, 9.50%, Maturing June 29, 2013	1,590,576

		R.H. Donnelley Corp.
9,104,991		Term Loan, 6.75%, Maturing June 30, 2010	$8,687,682
		Reader’s Digest Association
4,750,000		Revolving Loan, 4.86%, Maturing March 2, 2013 (2)	4,073,125
13,210,113		Term Loan, 4.61%, Maturing March 2, 2014	11,316,668
		Seat Pagine Gialle SpA
EUR	5,419,677	Term Loan, 4.48%, Maturing May 25, 2012	7,544,911
		Source Interlink Companies, Inc.
1,994,962		Term Loan, 5.71%, Maturing August 1, 2014	1,635,869
		Source Media, Inc.
2,026,410		Term Loan, 7.81%, Maturing November 8, 2011	1,894,694
		Springer Science+Business Media
945,117		Term Loan, 5.18%, Maturing May 5, 2011	871,083
1,023,877		Term Loan, 5.55%, Maturing May 5, 2012	943,673
945,117		Term Loan, 5.55%, Maturing May 5, 2012	871,083
		The Star Tribune Co.
1,629,375		Term Loan, 5.05%, Maturing March 5, 2014	835,055
		TL Acquisitions, Inc.
5,657,250		Term Loan, 4.96%, Maturing July 5, 2014	5,012,855
		Trader Media Corp.
GBP	6,321,250	Term Loan, 7.50%, Maturing March 23, 2015	10,217,760
		Tribune Co.
6,887,331		Term Loan, 5.54%, Maturing May 17, 2009	6,673,824
4,469,106		Term Loan, 5.79%, Maturing May 17, 2014	3,072,510
3,953,392		Term Loan, 5.79%, Maturing May 17, 2014	2,839,029
		World Directories Acquisition
EUR	3,510,703	Term Loan, 6.86%, Maturing May 31, 2014	4,499,439
		Xsys US, Inc.
3,764,509		Term Loan, 4.88%, Maturing September 27, 2013	3,162,188
3,877,093		Term Loan, 4.88%, Maturing September 27, 2014	3,256,758
EUR	1,546,742	Term Loan, 6.98%, Maturing September 27, 2014	2,063,375
1,290,100		Term Loan - Second Lien, 7.38%, Maturing September 27, 2015	1,044,981
		YBR Acquisition BV
EUR	750,000	Term Loan, 6.98%, Maturing June 30, 2013	1,115,042
EUR	1,500,000	Term Loan, 6.98%, Maturing June 30, 2013	2,230,085
EUR	750,000	Term Loan, 7.48%, Maturing June 30, 2014	1,115,628
EUR	1,500,000	Term Loan, 7.48%, Maturing June 30, 2014	2,231,255
		Yell Group, PLC
4,850,000		Term Loan, 4.46%, Maturing February 10, 2013	4,249,812
			$188,769,011
Radio and Television — 6.0%
		Block Communications, Inc.
1,801,303		Term Loan, 4.80%, Maturing December 22, 2011	$1,733,754
		Citadel Broadcasting Corp.
11,850,000		Term Loan, 4.27%, Maturing June 12, 2014	9,717,000
		CMP Susquehanna Corp.
4,154,857		Term Loan, 4.49%, Maturing May 5, 2013	3,427,757
		Discovery Communications, Inc.
2,994,588		Term Loan, 4.80%, Maturing April 30, 2014	2,932,450
		Emmis Operating Co.
2,260,114		Term Loan, 4.78%, Maturing November 2, 2013	1,995,963
		Gray Television, Inc.
3,564,162		Term Loan, 4.29%, Maturing January 19, 2015	3,042,903
		LBI Media, Inc.
1,955,000		Term Loan, 3.96%, Maturing March 31, 2012	1,691,075
		NEP II, Inc.
2,147,796		Term Loan, 5.05%, Maturing February 16, 2014	1,949,125
		Nexstar Broadcasting, Inc.
4,272,870		Term Loan, 4.42%, Maturing October 1, 2012	3,898,994
4,514,388		Term Loan, 4.55%, Maturing October 1, 2012	4,119,379
		NextMedia Operating, Inc.
352,123		Term Loan, 6.46%, Maturing November 15, 2012	323,073
792,286		Term Loan, 6.46%, Maturing November 15, 2012	726,922

		PanAmSat Corp.
2,464,933		Term Loan, 5.29%, Maturing January 3, 2014	$2,333,471
2,464,190		Term Loan, 5.29%, Maturing January 3, 2014	2,332,767
2,464,190		Term Loan, 5.29%, Maturing January 3, 2014	2,332,767
		Paxson Communications Corp.
8,300,000		Term Loan, 6.04%, Maturing January 15, 2012	6,723,000
		Raycom TV Broadcasting, LLC
7,850,000		Term Loan, 4.00%, Maturing June 25, 2014	7,261,250
		SFX Entertainment
3,824,408		Term Loan, 5.72%, Maturing June 21, 2013	3,594,944
		Spanish Broadcasting System, Inc.
6,143,625		Term Loan, 4.56%, Maturing June 10, 2012	4,822,746
		Tyrol Acquisition 2 SAS
EUR	2,800,000	Term Loan, 6.48%, Maturing January 19, 2015	3,710,665
EUR	2,800,000	Term Loan, 7.40%, Maturing January 19, 2016	3,710,665
EUR	1,250,000	Term Loan - Second Lien, 7.73%, Maturing July 19, 2016	1,484,898
		Univision Communications, Inc.
2,003,300		Term Loan - Second Lien, 4.96%, Maturing March 29, 2009	1,921,499
25,150,000		Term Loan, 5.03%, Maturing September 29, 2014	20,650,514
		Young Broadcasting, Inc.
3,525,950		Term Loan, 5.31%, Maturing November 3, 2012	3,085,206
			$99,522,787
Rail Industries — 0.6%
		Kansas City Southern Railway Co.
5,174,000		Term Loan, 4.33%, Maturing April 26, 2013	$5,012,312
		Rail America, Inc.
311,600		Term Loan, 6.79%, Maturing August 14, 2009	311,210
4,813,400		Term Loan, 6.79%, Maturing August 13, 2010	4,807,383
			$10,130,905
Retailers (Except Food and Drug) — 2.5%
		American Achievement Corp.
1,059,227		Term Loan, 5.02%, Maturing March 25, 2011	$1,048,635
		Amscan Holdings, Inc.
1,580,000		Term Loan, 4.98%, Maturing May 25, 2013	1,390,400
		Claire’s Stores, Inc.
1,163,250		Term Loan, 5.45%, Maturing May 24, 2014	804,824
		Cumberland Farms, Inc.
4,154,942		Term Loan, 4.91%, Maturing September 29, 2013	3,947,195
		Harbor Freight Tools USA, Inc.
5,941,826		Term Loan, 4.71%, Maturing July 15, 2010	5,258,516
		Josten’s Corp.
2,392,586		Term Loan, 5.17%, Maturing October 4, 2011	2,338,753
		Mapco Express, Inc.
757,108		Term Loan, 5.50%, Maturing April 28, 2011	711,681
		Neiman Marcus Group, Inc.
2,194,620		Term Loan, 4.42%, Maturing April 5, 2013	2,051,068
		Orbitz Worldwide, Inc.
3,895,563		Term Loan, 5.66%, Maturing July 25, 2014	3,155,406
		Oriental Trading Co., Inc.
1,000,000		Term Loan - Second Lien, 8.47%, Maturing January 31, 2013	725,000
5,642,900		Term Loan, 4.83%, Maturing July 31, 2013	4,655,392
		Rent-A-Center, Inc.
2,613,488		Term Loan, 4.52%, Maturing November 15, 2012	2,469,746
		Rover Acquisition Corp.
2,962,406		Term Loan, 4.98%, Maturing October 26, 2013	2,718,008
		Savers, Inc.
1,032,373		Term Loan, 5.55%, Maturing August 11, 2012	980,754
1,129,364		Term Loan, 5.55%, Maturing August 11, 2012	1,072,896
		The Yankee Candle Company, Inc.
2,331,255		Term Loan, 4.80%, Maturing February 6, 2014	2,109,786
		Vivarte
EUR	2,500,000	Term Loan, 6.47%, Maturing May 29, 2015	2,548,910
EUR	2,500,000	Term Loan, 6.97%, Maturing May 29, 2016	2,548,910
			$40,535,880

Steel — 0.1%
		Algoma Acquisition Corp.
	1,826,450	Term Loan, 4.96%, Maturing June 20, 2013	$1,725,995
			$1,725,995
Surface Transport — 0.4%
		Delphi Acquisition Holding, Inc.
	1,000,000	Term Loan, 5.18%, Maturing April 10, 2015	$924,000
	1,000,000	Term Loan, 5.68%, Maturing April 10, 2016	924,000
		Ozburn-Hessey Holding Co., LLC
	1,285,755	Term Loan, 6.16%, Maturing August 9, 2012	1,150,751
		Swift Transportation Co., Inc.
	4,323,256	Term Loan, 6.13%, Maturing May 10, 2014	3,331,609
			$6,330,360
Telecommunications — 3.5%
		Alaska Communications Systems Holdings, Inc.
	5,568,982	Term Loan, 4.55%, Maturing February 1, 2012	$5,260,950
		Alltell Communication
	997,487	Term Loan, 5.56%, Maturing May 16, 2014	986,796
	3,101,563	Term Loan, 5.21%, Maturing May 16, 2015	3,090,419
		Asurion Corp.
	8,525,000	Term Loan, 5.78%, Maturing July 13, 2012	8,041,914
	1,000,000	Term Loan - Second Lien, 9.10%, Maturing January 13, 2013	928,750
		Cellular South, Inc.
	1,143,750	Term Loan, 0.00%, Maturing May 29, 2014 (2)	1,095,141
	3,396,937	Term Loan, 4.32%, Maturing May 29, 2014	3,252,568
		Centennial Cellular Operating Co., LLC
	9,175,000	Term Loan, 4.74%, Maturing February 9, 2011	9,016,731
		CommScope, Inc.
	3,161,122	Term Loan, 5.23%, Maturing November 19, 2014	3,046,532
		FairPoint Communications, Inc.
	2,000,000	Term Loan, 5.75%, Maturing March 31, 2015	1,762,812
		Intelsat Subsidiary Holding Co.
	2,701,259	Term Loan, 5.29%, Maturing July 3, 2013	2,595,910
		IPC Systems, Inc.
	3,564,000	Term Loan, 5.05%, Maturing May 31, 2014	2,717,550
GBP	1,881,000	Term Loan, 8.21%, Maturing May 31, 2014	2,869,076
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,575,000	Term Loan, 7.39%, Maturing December 26, 2014	4,445,362
		NTelos, Inc.
	2,209,224	Term Loan, 5.27%, Maturing August 24, 2011	2,163,659
		Palm, Inc.
	2,307,563	Term Loan, 5.97%, Maturing April 24, 2014	1,522,991
		Stratos Global Corp.
	3,219,500	Term Loan, 5.30%, Maturing February 13, 2012	3,046,452
		Telesat Canada, Inc.
	170,690	Term Loan, 5.67%, Maturing October 22, 2014 (2)	162,942
	1,989,006	Term Loan, 5.77%, Maturing October 22, 2014	1,898,723
			$57,905,278
Utilities — 2.7%
		AEI Finance Holding, LLC
	636,381	Revolving Loan, 5.40%, Maturing March 30, 2012	$585,471
	4,368,296	Term Loan, 5.80%, Maturing March 30, 2014	4,018,832
		BRSP, LLC
	5,233,016	Term Loan, 5.86%, Maturing July 13, 2009	5,076,025
		Calpine Corp.
	2,765,105	DIP Loan, 5.69%, Maturing March 30, 2009	2,600,927
		Covanta Energy Corp.
	999,509	Term Loan, 4.18%, Maturing February 9, 2014	952,657
	2,004,874	Term Loan, 4.24%, Maturing February 9, 2014	1,910,896
		Electricinvest Holding Co.
EUR	595,770	Term Loan, 8.72%, Maturing October 24, 2012	831,947
GBP	600,000	Term Loan, 9.65%, Maturing October 24, 2012	1,059,286

		NRG Energy, Inc.
	6,339,388	Term Loan, 4.30%, Maturing June 1, 2014	$6,046,191
	12,940,686	Term Loan, 4.30%, Maturing June 1, 2014	12,342,179
		TXU Texas Competitive Electric Holdings Co., LLC
	2,481,250	Term Loan, 6.24%, Maturing October 10, 2014	2,338,578
	2,481,250	Term Loan, 6.26%, Maturing October 10, 2014	2,330,824
		Vulcan Energy Corp.
	4,072,323	Term Loan, 4.18%, Maturing July 23, 2010	4,062,142
			$44,155,955
Total Senior Floating-Rate Interests (identified cost $2,217,824,016)			$2,030,360,327

Corporate Bonds & Notes — 0.8%

	Principal
	Amount
	(000’s omitted)	Security	Value
Building and Development — 0.5%
		Grohe Holding GMBH, Variable Rate
EUR	6,500	7.838%, 1/15/14	$8,810,537
			$8,810,537
Electronics/Electrical — 0.1%
		NXP BV/NXP Funding, LLC, Variable Rate
	$2,300	5.541%, 10/15/13	$1,814,125
			$1,814,125
Telecommunications — 0.2%
		Qwest Corp., Sr. Notes, Variable Rate
	$3,150	6.026%, 6/15/13	$2,937,375
			$2,937,375
Total Corporate Bonds & Notes (identified cost $13,856,125)			$13,562,037

Asset Backed Securities — 0.2%

	Principal
	Amount
	(000’s omitted)	Security	Value
	$2,988	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 4.826%, 6/15/29 (6) (7)	$2,987,814
	1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 5.166%, 8/11/16 (6) (7)	722,000
Total Asset Backed Securities (identified cost $3,987,814)			$3,709,814

Common Stocks — 0.0%

	Shares	Security	Value
Automotive — 0.0%
	133,410	Hayes Lemmerz International (8)	$310,845
			$310,845
Commercial Services — 0.0%
	1,242	Environmental Systems Products Holdings, Inc. (4) (8) (9)	$0
			$0
Diversified Manufacturing — 0.0%
	1,782	Gentek, Inc. (8)	$51,429
			$51,429

Investment Services — 0.0%
20,048	Safelite Realty Corp. (4) (9)	$0
		$0
Total Common Stocks (identified cost $1,334,100)		$362,274

Preferred Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
445	Hayes Lemmerz International (8) (9)	$8,326
218	Key Plastics, LLC, Series A (4) (9)	0
		$8,326
Commercial Services — 0.0%
1,242	Environmental Systems Products Holdings, Series A (4) (8) (9)	$75,663
		$75,663
Total Preferred Stocks (identified cost $262,185)		$83,989

Warrants — 0.0%

Shares	Security	Value
Commercial Services — 0.0%
4,437	Citation A14 Expires 4/06/12 (4) (8)	$0
6,545	Citation B18 Expires 4/06/12 (4) (8)	0
		$0
Diversified Manufacturing — 0.0%
1,930	Gentek, Inc., Class B Expires 10/31/08 (8) (9)	$52,110
940	Gentek, Inc., Class C Expires 10/31/10 (8) (9)	24,440
		$76,550
Total Warrants (identified cost $0)		$76,550

Short-Term Investments — 1.8%

Interest
(000’s omitted)	Description	Value
$28,707	Investment in Cash Managment Portfolio, 2.23% (10)	$28,707,477
Total Short-Term Investments (identified cost $28,707,477)		$28,707,477
Total Investments — 126.1% (identified cost $2,265,971,717)		$2,076,862,468
Less Unfunded Loan Commitments — (1.7)%		$(27,284,758)
Net Investments — 124.4% (identified cost $2,238,686,959)		$2,049,577,710
Other Assets, Less Liabilities — (24.4)%		$(402,591,340)
Net Assets— 100.0%		$1,646,986,370

DIP	—	Debtor in Possession
REIT	—	Real Estate Investment Trust
EUR	—	Euro
GBP	—	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	This Senior Loan will settle after July 31, 2008, at which time the interest rate will be determined.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Defaulted security. Currently the issuer is in default with respect to interest payments.
(6)	Variable rate morgage security. The stated interest rate represents the rate in effect at July 31, 2008.
(7)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of the securities is $3,709,814 or 0.2% of the Portfolio’s net assets.

(8)	Non-income producing security.
(9)	Restricted security.
(10)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $1,000,429.

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
8/29/08	Euro	United States Dollar
	142,371,515	221,729,397	$(115,285)
8/29/08	British Pound Sterling	United States Dollar
	40,813,045	80,760,854	64,046
			$(51,239)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Avago Technologies, Inc.	Sell	$4,000	2.40%	3/20/2012	$10,221
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	3,000	2.15	9/21/2009	40,463
Lehman Brothers, Inc.	Inergy, L.P.	Sell	3,000	2.20	3/20/2010	17,374
Lehman Brothers, Inc.	Syniverse Technologies Corp.	Sell	2,000	1.85	3/20/2011	(34,690)
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	2,000	3.25	6/20/2010	102,279
						$135,647

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,293,282,414
Gross unrealized appreciation	$14,308,294
Gross unrealized depreciation	(230,728,240)
Net unrealized depreciation	$(216,419,946)

Restricted Securities

At July 31, 2008, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$0
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	0
			$0	$0
Preferred Stocks
Environmental Systems Products Holdings, Series A	10/24/00	1,242	$21,735	$75,663
Hayes Lemmerz International	6/04/03	445	22,250	$8,326
Key Plastics, LLC, Series A	4/26/01	218	218,200	0
			$262,185	83,989
Warrants
Gentek, Inc., Class B Expires 10/31/08	11/11/03	1,930	$0	$52,110
Gentek, Inc., Class C Expires 10/31/10	11/11/03	940	0	24,440
			$0	$76,550
Total Restricted Securities			$262,185	$160,539

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 29, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 29, 2008